Voya Separate Portfolios Trust
Voya Retirement Solution Income Fund, Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund,
Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund,
Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, Voya Retirement Solution 2055 Fund, and Voya Retirement Solution 2060 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated December 18, 2015
To the Funds’ current Class I shares prospectuses
(each a “Prospectus” and collectively the “Prospectuses”)
At a meeting held on November 19, 2015, the Funds’ Board of Trustees approved changes to the Funds’ names, expense limits, and principal investment strategies, effective December 18, 2015. In addition, effective December 18, 2015, Jody Hrazanek is added as a portfolio manager for the Funds. The Funds’ Prospectuses are revised as follows:
1	Each Fund’s name is changed as follows:
Voya Retirement Solution Income Fund is changed to Voya In-Retirement Fund
Voya Retirement Solution 2020 Fund is changed to Voya Target Retirement 2020 Fund
Voya Retirement Solution 2025 Fund is changed to Voya Target Retirement 2025 Fund
Voya Retirement Solution 2030 Fund is changed to Voya Target Retirement 2030 Fund
Voya Retirement Solution 2035 Fund is changed to Voya Target Retirement 2035 Fund
Voya Retirement Solution 2040 Fund is changed to Voya Target Retirement 2040 Fund
Voya Retirement Solution 2045 Fund is changed to Voya Target Retirement 2045 Fund
Voya Retirement Solution 2050 Fund is changed to Voya Target Retirement 2050 Fund
Voya Retirement Solution 2055 Fund is changed to Voya Target Retirement 2055 Fund
Voya Retirement Solution 2060 Fund is changed to Voya Target Retirement 2060 Fund
2	The table entitled “Annual Fund Operating Expenses” in each Fund’s Prospectus is deleted and replaced as follows:
Voya In-Retirement Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	74.37%
Acquired Fund Fees and Expenses	0.42%
Total Annual Fund Operating Expenses[3]	74.98%
Waivers and Reimbursements[4]	(74.32)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.66%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.66% for Class I shares through October 1, 2016. After October 1, 2016, the adviser will be contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Target Retirement 2020 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	22.68%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses[3]	23.33%
Waivers and Reimbursements[4]	(22.63)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2025 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.16%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	70.56%
Acquired Fund Fees and Expenses	0.53%
Total Annual Fund Operating Expenses[3]	71.25%
Waivers and Reimbursements[4]	(70.55)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.06% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2030 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	69.25%
Acquired Fund Fees and Expenses	0.51%
Total Annual Fund Operating Expenses[3]	69.95%
Waivers and Reimbursements[4]	(69.25)%

Class	I
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2035 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	68.89%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses[3]	69.63%
Waivers and Reimbursements[4]	(68.93)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2040 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.19%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.71%
Acquired Fund Fees and Expenses	0.55%
Total Annual Fund Operating Expenses[3]	68.45%
Waivers and Reimbursements[4]	(67.75)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.09% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.

Voya Target Retirement 2045 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.40%
Acquired Fund Fees and Expenses	0.54%
Total Annual Fund Operating Expenses[3]	68.15%
Waivers and Reimbursements[4]	(67.45)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.11% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2050 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.21%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.48%
Acquired Fund Fees and Expenses	0.54%
Total Annual Fund Operating Expenses[3]	68.23%
Waivers and Reimbursements[4]	(67.53)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.11% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2055 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees[2]	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	67.47%
Acquired Fund Fees and Expenses	0.52%
Total Annual Fund Operating Expenses[3]	68.21%
Waivers and Reimbursements[4]	(67.51)%

Class	I
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Expense information has been restated to reflect current contractual rates.
2	The portion of the management fee attributable to the advisory services is 0.12% and the portion of the management fee attributable to the administrative services is 0.10%.
3	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
4	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through January 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
Voya Target Retirement 2060 Fund
Annual Fund Operating Expenses1
Expenses you pay each year as a % of the value of your investment

Class	I
Management Fees	0.22%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses[1]	70.10%
Acquired Fund Fees and Expenses[1]	0.52%
Total Annual Fund Operating Expenses	70.84%
Waivers and Reimbursements[2]	(70.14)%
Total Annual Fund Operating Expenses After Waivers and Reimbursements	0.70%
1	Other expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to limit expenses to 0.70% for Class I shares through October 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive 0.10% of the management fee through October 1, 2017. Termination or modification of this obligation requires approval by the Fund’s board.
3	The table in the section entitled “Expense Example” in each Fund’s Prospectus is deleted and replaced as follows:
Voya In-Retirement Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$4,872	6,781	6,953	6,970
Voya Target Retirement 2020 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	4,087	6,765	10,181
Voya Target Retirement 2025 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,719	7,476	7,573
Voya Target Retirement 2030 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,725	7,542	7,656
Voya Target Retirement 2035 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,726	7,558	7,677

Voya Target Retirement 2040 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,617	7,753
Voya Target Retirement 2045 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,631	7,772
Voya Target Retirement 2050 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,627	7,767
Voya Target Retirement 2055 Fund
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	Sold or Held	$72	6,727	7,628	7,768
Voya Target Retirement 2060 Fund
Class	Share Status	1 Yr	3 Yrs
I	Sold or Held	$72	6,721

4	The 1st sentence of the 1st paragraph of the section entitled “Principal Investment Strategies” in each Fund’s Prospectus is deleted and replaced as follows:
Voya In-Retirement Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire soon are already retired.
Voya Target Retirement 2020 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2020.
Voya Target Retirement 2025 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2025.
Voya Target Retirement 2030 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2030.
Voya Target Retirement 2035 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2035.

Voya Target Retirement 2040 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2040.
Voya Target Retirement 2045 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2045.
Voya Target Retirement 2050 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2050.
Voya Target Retirement 2055 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2055.
Voya Target Retirement 2060 Fund
The Fund invests in a combination of Underlying Funds, which are actively managed funds or passively managed funds (index funds). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments and the Fund uses an asset allocation strategy designed for investors expecting to retire around the year 2060.
5	The 8th paragraph of the section entitled “Principal Investment Strategies” in each Fund’s Prospectus is deleted and replaced as follows:
The Fund may invest up to 50% of its total assets in Underlying Funds not affiliated with the investment adviser, including exchange-traded funds.
6	The sub-section entitled “Portfolio Management – Portfolio Managers” in each Fund’s Prospectus (except Voya Target Retirement 2060 Fund) is deleted and replaced as follows:

Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 12/12)
Paul Zemsky, CFA Portfolio Manager (since 12/12)
For Voya Target Retirement 2060 Fund, the sub-section entitled “Portfolio Management – Portfolio Managers” in the Fund’s Prospectus is deleted and replaced as follows:
Portfolio Managers
Jody Hrazanek Portfolio Manager (since 12/15)	Halvard Kvaale, CIMA Portfolio Manager (since 10/15)
Paul Zemsky, CFA Portfolio Manager (since 10/15)
7	The following paragraphs are added to the subsection entitled “Key Information About the Underlying Funds – Unaffiliated Underlying Funds” of each Fund’s Prospectus:
Underlying Fund: iShares® Core S&P Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.

Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Index (“Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. Components primarily include financials, industrials, and information technology companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, mid-capitalization companies, and securities lending.

Underlying Fund: iShares® Core S&P Small-Cap ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600® Index (“Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. Components primarily include financials, industrials, and information technology companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, securities lending, and small-capitalization companies.

Underlying Fund: iShares® Russell Mid-Cap ETF
Investment Adviser: BlackRock Fund Advisors

Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Index (“Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market. Components primarily include consumer discretionary, financials, healthcare, and information technology companies and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund's investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, mid-capitalization company, and securities lending.

Underlying Fund: iShares® Russell Mid-Cap Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the Russell Midcap® Value Index (“Index”), which measures the performance of the mid-capitalization value sector of the U.S. equity market. It is a subset of the Russell Midcap® Index, which measures the performance of the mid-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. Components primarily include financiasl, producer durables, and utilities companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund's investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities in the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, focused investing, index strategy, market, mid-capitalization company, securities lending, and value investing.

Underlying Fund: iShares® Russell 1000 ETF

Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large- and mid-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Index (“Index”), which measures the performance of the large- and mid-capitalization sectors of the U.S. equity market. Components primarily include consumer discretionary, financials, healthcare, information technology, and technology companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund's investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the same securities in the Index. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, market capitalization, and securities lending.

Underlying Fund: iShares® Russell 1000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 1000® Growth Index (“Index”), which measures the performance of the large- and mid-capitalization growth sectors of the U.S. equity market. It is a subset of the Russell 1000® Index, which measures the performance of the large-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare, information technology, and technology companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund's investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, focused investing, growth investing, index strategy, market, market capitalization, and securities lending.

Underlying Fund: iShares® Russell 2000 ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Index (“Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. Components primarily include consumer discretionary, financials, healthcare, and information technology companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund's investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, focused investing, index strategy, market, securities lending, and small-capitalization company.

Underlying Fund: iShares® Russell 2000 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the Russell 2000® Growth Index (“Index”), which measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 2000® Index, which measures the performance of the small-capitalization sector of the U.S. equity market. The Index measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. Components primarily include consumer discretionary, healthcare, and technology companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund's investment objective. Unlike many investment companies, the fund does not try to “beat” the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies. The fund generally invests at least 90% of its assets in the securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options, and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates. The fund may lend securities representing up to one-third of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.

Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Company, concentration, derivative instruments, focused investing, growth investing, index strategy, market, securities lending, and small-capitalization company.

Underlying Fund: iShares® S&P Mid-Cap 400 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Growth IndexTM (“Index”). The Index measures the performance of the mid-capitalization growth sector of the U.S. equity market and is a subset of the S&P MidCap 400 Index. Components primarily include consumer discretionary, financials, and information technology companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, growth investing, index strategy, liquidity, market, mid-capitalization companies, and securities lending.

Underlying Fund: iShares® S&P Mid-Cap 400 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P MidCap 400 Value IndexTM (“Index”). The Index measures the performance of the mid-capitalization value sector of the U.S. equity market and is a subset of the S&P MidCap 400 Index. Components primarily include financials, industrials, and information technology companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).

Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, mid-capitalization companies, securities lending, and value investing.

Underlying Fund: iShares® S&P Small-Cap 600 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Growth IndexTM (“Index”). The Index measures the performance of the small-capitalization growth sector of the U.S. equity market and is a subset of the S&P SmallCap 600® Index. Components primarily include consumer discretionary, financials, industrials, and information technology companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, growth investing, index strategy, liquidity, market, securities lending, and small-capitalization companies.

Underlying Fund: iShares® S&P Small-Cap 600 Value ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics.
Main Investments: The fund seeks to track the investment results of the S&P SmallCap 600 Value IndexTM (“Index”). The Index measures the performance of the small-capitalization value sector of the U.S. equity market and is a subset of the S&P SmallCap 600® Index. Components primarily include financials, industrials, and information technology companies, and may change over time. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, index strategy, liquidity, market, securities lending, small-capitalization companies, and value investing.

Underlying Fund: iShares® S&P 500 Growth ETF
Investment Adviser: BlackRock Fund Advisors
Investment Objective: Track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.
Main Investments: The fund seeks to track the investment results of the S&P 500 Growth IndexTM (“Index”). The Index measures the performance of the large-capitalization growth sector of the U.S. equity market and is a subset of the S&P 500® Index. The components primarily include consumer discretionary, healthcare and information technology companies. The investment adviser uses a “passive” or indexing approach to try to achieve the fund’s investment objective. The fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The fund may or may not hold all of the securities in the Index. The fund generally invests at least 90% of its assets in securities of the Index and in depositary receipts representing securities of the Index. The fund may invest the remainder of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, as well as in securities not included in the Index, but which the investment adviser believes will help the fund track the Index. The fund may lend securities representing up to  1⁄3 of the value of the fund's total assets (including the value of the collateral received).
Representative Sampling: The investment adviser uses a representative sampling indexing strategy to manage the fund. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Index. The fund may or may not hold all of the securities in the Index.
Industry Concentration Policy: The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.
Main Risks: Cash/cash equivalents, company, concentration, derivative instruments, growth investing, index strategy, liquidity, market, market capitalization, and securities lending.

Underlying Fund: PowerShares Senior Loan Portfolio ETF
Investment Adviser: Invesco PowerShares Capital Management LLC
Investment Objective: Investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (“Index”).
Main Investments: The portfolio generally invests at least 80% of its net assets (plus borrowings for investments purposes) in senior loans that comprise the Index. For this portfolio, senior loans include loans referred to as leveraged loans, bank loans, and/or floating rate loans. Banks and other lending institutions generally issue senior loans to corporations, partnerships, or other entities that operate in a variety of industries and geographic regions, including foreign countries. The portfolio generally will purchase loans from banks or other financial institutions through assignments or participations. The portfolio may acquire a direct interest in a loan from the agent or other lender by assignment or an indirect interest in a loan as a participation in another lender’s portion of a loan. The portfolio generally will sell loans it holds by way of an assignment, but may sell participation interests in such loans at any time to facilitate its ability to fund redemption requests. The portfolio will invest in loans that are expected to be below investment-grade quality and to bear interest at a floating rate that periodically resets. The portfolio may acquire and retain loans of borrowers that have filed for bankruptcy protection. The portfolio may also invest up to 20% of its assets in closed-end funds that invest all or a portion of their assets in senior loans and in other liquid instruments such as high-yield securities (commonly known as “junk bonds”). The portfolio does not purchase all of the securities in the Index but uses a “sampling” methodology. The portfolio may concentrate its investments to the extent the Index concentrates in securities of issuers in any one industry or sector.
Main Risks: Call, concentration, credit for floating rate loan funds, demand for loans, equity securities incidental to investments in loans, foreign investments for floating rate loan funds, high-yield securities, interest in loans, interest rate for floating rate loan funds, leverage for floating rate loan funds, limited secondary market for floating rate loans, liquidity for floating rate loans funds, prepayment and extension for floating rate loans, valuation of loans, when issued and delayed delivery securities and forward commitments.

Underlying Fund: Schwab U.S. TIPS ETFTM
Issuer: Charles Schwab Investment Management, Inc.
Investment Objective: Track as closely as possible, before fees and expenses, the price and yield performance of the Barclays U.S. Treasury Inflation Protected Securities Index (Series L) (“Index”).
Main Investments: The fund generally invests in securities that are included in the Index. The Index includes all publicly issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment-grade and have $250 million or more of outstanding face value. The TIPS in the Index must be denominated in U.S. dollars and must be fixed rate and non-convertible. The Index is market capitalization weighted and the TIPS in the Index are updated on the last business day of each month. Under normal circumstances the fund will invest at least 90% of its net assets in securities included in the Index. The fund will generally give the same weight to a given security as the Index does. Under normal circumstances, the fund may invest up to 10% of its net assets in securities not included in its Index such as investments in (a) securities that are not represented in the Index but the Adviser anticipates will be added to the Index; (b) high-quality liquid short-term investments, such as securities issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities; and (c) other investment companies. The fund may also invest in cash, cash equivalents and money market funds, enter into repurchase agreements, and may lend its securities to minimize the difference in performance that naturally exists between an index fund and its corresponding index. The Adviser typically seeks to track the price and yield performance of the Index by replicating the Index. The Adviser may use statistical sampling techniques. These techniques are based on a variety of factors including interest rate and yield curve risk, maturity exposures, and other risk factors and characteristics. The fund generally expects that its yield and maturity will be similar to those of the Index. In addition, the fund generally expects that its weighted average duration will closely correspond to the weighted average duration of the Index. The Adviser seeks to achieve, over time, a correlation between the fund’s performance and that of its index, before fees and expenses, of 95% or better. However, there can be no guarantee that the fund will achieve a high degree of correlation with the Index.
Main Risks: Cash/cash equivalents, credit, index strategy, inflation-indexed bonds, interest rate, liquidity, repurchase agreements, securities lending, and U.S. government securities and obligations.

Underlying Fund: SPDR® Dow Jones International Real Estate ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the international real estate market.
Main Investments: In seeking to track the performance of the Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM (“Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. Based on its analysis of these factors, the investment adviser may invest the fund’s assets in a subset of securities in the Index or may invest the fund’s assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts or Global Depositary Receipts based on securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index’s composition is reviewed quarterly. The Index is a measure of the types of global real estate securities that represent the ownership and operation of commercial or residential real estate. The Index includes equity Real Estate Investment Trusts (“REITs”) and real estate operating companies that meet the following criteria: (i) the company must be both an equity owner and operator of commercial and/or residential real estate (security types excluded from these indexes include mortgage REITs, net lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and real estate agents, home builders, large landowners and subdividers of unimproved land, hybrid REITs, and timber REITs, as well as companies that have more than 25% of their assets in direct mortgage investments); (ii) the company must have a minimum total market capitalization of at least $200 million at the time of its inclusion; (iii) at least 75% of the company’s total revenue must be derived from the ownership and operation of real estate assets; and (iv) the liquidity of the company’s stock must be commensurate with that of other institutionally held real estate securities.
Main Risks: Cash/cash equivalents, company, currency, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, market capitalization, and real estate companies and real estate investment trusts.

Underlying Fund: SPDR® S&P MidCap 400® ETF Trust
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P MidCap 400 Index (the “Index”).
Main Investments: The trust seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the trust’s portfolio substantially corresponding to the weight of such stock in the Index. To maintain the correspondence between the composition and weightings to the Index, the trust’s portfolio is adjusted from time to time to conform to periodic changes made in the Index. The trust makes changes at least monthly, or more frequently in the case of significant changes to the Index.
Main Risks: Company, index strategy, liquidity, market, and mid-capitalization company.

Underlying Fund: SPDR® S&P 400 Mid Cap Growth ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting growth characteristics.
Main Investments: In seeking to track the performance of the S&P MidCap 400 Growth IndexTM (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest growth characteristics.
Main Risks: Cash/cash equivalents, company, focused investing, growth investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, and repurchase agreements.

Underlying Fund: SPDR® S&P 400 Mid Cap Value ETF
Investment Adviser: SSgA Fund Management, Inc.

Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting value characteristics.
Main Investments: In seeking to track the performance of the S&P MidCap 400 Value IndexTM (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index consists of those stocks in the S&P MidCap 400 Index exhibiting the strongest value characteristics.
Main Risks: Cash/cash equivalents, company, focused investing, index strategy, issuer non-diversification, liquidity, market, mid-capitalization company, repurchase agreements, and value investing.

Underlying Fund: SPDR® S&P 500® Growth ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting growth characteristics.
Main Investments: In seeking to track the performance of the S&P 500 Growth IndexTM (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index consists of those stocks in the S&P 500® Index exhibiting the strongest growth characteristics.
Main Risks: Cash/cash equivalents, company, focused investing, growth investing, index strategy, issuer non-diversification, liquidity, market, market capitalization, and repurchase agreements.

Underlying Fund: SPDR® S&P 500® Value ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting value characteristics.
Main Investments: In seeking to track the performance of the S&P 500® Value Index (the “Index”), the fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index consists of those stocks in the S&P 500® Index exhibiting the strongest value characteristics.

Main Risks: Cash/cash equivalents, company, focused investing, index strategy, issuer non-diversification, liquidity, market, market capitalization, and value investing.

Underlying Fund: SPDR® S&P 600 Small Cap ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities.
Main Investments: In seeking to track the performance of the S&P SmallCap 600® Index (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser).
Main Risks: Cash/cash equivalents, company, focused investing, index strategy, issuer non-diversification, liquidity, market, repurchase agreements, and small-capitalization company.

Underlying Fund: SPDR® S&P 600 Small Cap Growth ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting growth characteristics.
Main Investments: In seeking to track the performance of the S&P SmallCap 600 Growth IndexTM (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest growth characteristics.
Main Risks: Cash/cash equivalents, company, focused investing, growth investing, index strategy, issuer non-diversification, liquidity, market, repurchase agreements and small-capitalization company.

Underlying Fund: SPDR® S&P 600 Small Cap Value ETF
Investment Adviser: SSgA Fund Management, Inc.
Investment Objective: Provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting value characteristics.
Main Investments: In seeking to track the performance of the S&P SmallCap 600 Value IndexTM (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Instead, the fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the fund will be based on a number of factors, including asset size of the fund. The investment adviser to the fund may invest the fund's assets in a subset of securities in the Index or may invest the fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index. The fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the investment adviser). The Index consists of those stocks in the S&P SmallCap 600® Index exhibiting the strongest value characteristics.
Main Risks: Cash/cash equivalents, company, focused investing, index strategy, issuer non-diversification, liquidity, market, repurchase agreements, small capitalization company, and value investing.

Underlying Fund: TIAA-CREF Bond Index Fund
Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly from current income, by primarily investing in a portfolio of fixed-income securities that is designed to produce a return that corresponds with the total return of the U.S. investment-grade bond market based on a broad bond index.
Main Investments: The fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Barclays U.S. Aggregate Bond Index (the “Index”). The fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index without investing in all of the securities in the Index. At times the fund may purchase securities not held in the Index, but which the adviser believes have similar investment characteristics to securities held in the Index. The fund intends to invest in public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. Investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations, to the extent that such instruments are held by the Index. The fund may invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. Securities purchased by the fund will mainly be high-quality instruments rated in the top four credit categories by Moody’s or S&P or deemed to be of the same quality by the adviser using its own credit quality analysis. The fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of this index by the fund is not a fundamental policy of the fund and may be changed without shareholder approval.
Main Risks: Call, credit, currency, foreign investments, high-yield securities, interest rate, index strategy, liquidity, mortgage- and/or asset backed securities, prepayment and extension, and U.S. government securities and obligations.

Underlying Fund: TIAA-CREF International Equity Index Fund
Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.
Main Investments: The fund invests at least 80% of its assets in equity securities of its benchmark index (the MSCI EAFE® Index). The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. The fund is designed to track foreign equity markets as a whole or a segment of these markets. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by the fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market weighted investment characteristics of the fund’s benchmark index.
Main Risks: Company, currency, foreign investments, index strategy, liquidity, market, and market capitalization.

Underlying Fund: TIAA-CREF S&P 500 Index Fund
Adviser: Teachers Advisors, Inc.
Investment Objective: Favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.
Main Investments: The fund invests at least 80% of its assets in equity securities of its benchmark index (the S&P 500® Index). The fund buys most, but not necessarily all, of the stocks in its benchmark index, and will attempt to closely match the overall investment characteristics of its benchmark index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. The fund is designed to track various U.S.

equity markets as a whole or a segment of these markets. Because the return of an index is not reduced by investment and other operating expenses, the fund’s ability to match its benchmark index is negatively affected by the costs of buying and selling securities as well as the fund’s fees and other expenses. The use of a particular index by the fund is not a fundamental policy and may be changed without shareholder approval. The portfolio management team will attempt to build a portfolio that generally matches the market weighted investment characteristics of the fund’s benchmark index.
Main Risks: Company, index strategy, liquidity, market, and market capitalization.

Underlying Fund: Vanguard REIT ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly-traded equity REITs.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the MSCI U.S. REIT® Index (“Index”). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Main Risks: Company, concentration, liquidity, market, market capitalization, real estate companies and real estate investment trusts.

Underlying Fund: Vanguard Short-Term Bond ETF
Investment Adviser: The Vanguard Group, Inc.
Investment Objective: Seeks to track the performance of a market-weighted bond index with a short-term dollar-weighted average maturity.
Main Investments: The fund employs an indexing investment approach designed to track the performance of the Barclays U.S. 1-5 Year Government/Credit Float Adjusted Index (the “Index”). The Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 1 and 5 years and are publicly issued. The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund’s assets will be invested in bonds held in the Index. The fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally does not exceed 3 years.
Main Risks: Credit, currency, foreign investments, index strategy, interest rate, liquidity, and U.S. government securities and obligations.

Underlying Fund: WisdomTree Europe Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Investment Objective: To track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).
Main Investments: The fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The Index is a dividend weighted index designed to provide exposure to European equity securities, particularly shares of European exporters, while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and the euro. The Index consists of those dividend-paying companies within the WisdomTree International Equity Index. The Index “hedges” against fluctuations in the relative value of the euro against the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment when the U.S. dollar is falling in value relative to the euro. The Index applies an applicable published one-month currency forward rate to the total equity exposure of each country in the Index to hedge against fluctuations in the relative value of the euro against the U.S. dollar. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency. Forward currency contracts or futures contracts are used to offset the fund’s exposure to the euro. The amount of forward contracts and futures contracts in the fund is based on the aggregate exposure of the fund and Index to the euro. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of the euro relative to the U.S. dollar. To the extent the Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as the Index.
Main Risks: Cash/cash equivalents, company, concentration, currency, derivative instruments, focused investing, foreign investments, index strategy, issuer non-diversification, liquidity, market, and market capitalization.

Underlying Fund: WisdomTree Japan Hedged Equity Fund
Investment Adviser: WisdomTree Asset Management, Inc.
Investment Objective: To track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (“Index”). The fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.
Main Investments: The fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such component securities. The following sectors are included in the Index: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecommunication services, and utilities. The fund intends to enter into forward currency contracts or futures contracts designed to offset the fund’s exposure to the Japanese yen. The amount of forward contracts and futures contracts in the fund is based on the aggregate exposure of the fund and Index to the Japanese yen. The fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. To the extent the Index concentrates in a particular industry or group of industries, the fund will concentrate its investments to approximately the same extent as its Index. The fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers that if it were a diversified fund.
Main Risks: Cash/cash equivalents, company, concentration, currency, derivative instruments, focused investing, foreign investments/developing and emerging markets, index strategy, issuer non-diversification, liquidity, market, and market capitalization.

8	The following paragraph is added to the subsection entitled “Management of the Funds – the Sub-Adviser and Portfolio Managers – Voya Investment Management Co. LLC” of each Fund’s Prospectus:
Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions (MASS) at Voya IM and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.
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VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution Income Fund, Voya Retirement Solution 2020 Fund, Voya Retirement Solution 2025 Fund, Voya Retirement Solution 2030 Fund, Voya Retirement Solution 2035 Fund, Voya Retirement Solution 2040 Fund, Voya Retirement Solution 2045 Fund, Voya Retirement Solution 2050 Fund, Voya Retirement Solution 2055 Fund, and Voya Retirement Solution 2060 Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated December 18, 2015

To the Funds’ current Class I shares Statements of Additional Information (“SAIs”)

At a meeting held on November 19, 2015, the Funds’ Board of Trustees approved changes to the Funds’ names effective December 18, 2015. In addition, effective December 18, 2015, Jody Hrazanek is added as a portfolio manager for the Funds. The Funds’ SAIs are revised as follows:

1.	The tables in the sections entitled “History of the Trust” are deleted and replaced with the following. All references to “Former Names” in the SAIs are changed, as reflected in the table below.

Fund	Former Name	Date of Change
Voya In-Retirement Fund	Voya Retirement Solution Income Fund	December 18, 2015
	Voya Retirement Solution Income Fund	May 1, 2014
ING Retirement Solution Income Fund
Voya Target Retirement 2020 Fund	Voya Retirement Solution 2020 Fund	December 18, 2015
	Voya Retirement Solution 2020 Fund	May 1, 2014
ING Retirement Solution 2020 Fund
Voya Target Retirement 2025 Fund	Voya Retirement Solution 2025 Fund	December 18, 2015
	Voya Retirement Solution 2025 Fund	May 1, 2014
ING Retirement Solution 2025 Fund
Voya Target Retirement 2030 Fund	Voya Retirement Solution 2030 Fund	December 18, 2015
	Voya Retirement Solution 2030 Fund	May 1, 2014
ING Retirement Solution 2030 Fund
Voya Target Retirement 2035 Fund	Voya Retirement Solution 2035 Fund	December 18, 2015
	Voya Retirement Solution 2035 Fund	May 1, 2014
ING Retirement Solution 2035 Fund
Voya Target Retirement 2040 Fund	Voya Retirement Solution 2040 Fund	December 18, 2015
	Voya Retirement Solution 2040 Fund	May 1, 2014
ING Retirement Solution 2040 Fund
Voya Target Retirement 2045 Fund	Voya Retirement Solution 2045 Fund	December 18, 2015
	Voya Retirement Solution 2045 Fund	May 1, 2014
ING Retirement Solution 2045 Fund
Voya Target Retirement 2050 Fund	Voya Retirement Solution 2050 Fund	December 18, 2015
	Voya Retirement Solution 2050 Fund	May 1, 2014
ING Retirement Solution 2050 Fund
Voya Target Retirement 2055 Fund	Voya Retirement Solution 2055 Fund	December 18, 2015
	Voya Retirement Solution 2055 Fund	May 1, 2014
ING Retirement Solution 2055 Fund
Voya Target Retirement 2060 Fund	Voya Retirement Solution 2060 Fund	December 18, 2015

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2.	The tables in the subsections entitled “Other Accounts Managed” and “Ownership of Securities” under the sections entitled “Portfolio Management” in the Funds’ SAIs are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jody Hrazanek[2]	2	$998,748,479	1	$140,178,886	0	0
2	Information is as of October 31, 2015

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Jody Hrazanek[2]	None
2	Information is as of October 31, 2015

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